Equity	12 Months Ended
Dec. 31, 2025
Equity
Equity

Note 24     Equity

24.1 Share capital and Share premium

Issued share capital	2025	2024
Common stock (amounts in US$ ‘000)	52	51
The share capital is distributed as follows:
Common shares, of nominal US$ 0.001	51,707,198	51,247,287
Total common shares in issue	51,707,198	51,247,287

Authorized share capital
US$ per share	0.001	0.001

Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	5,171,949	5,171,949

Details regarding the share capital of the Company are set out below.

24.1.1 Common shares

As of December 31, 2025, the outstanding common shares confer the following rights on the holder:

●	the right to one vote per share
●	ranking pari passu, the right to any dividend declared and payable on common shares

		Shares	Shares
		movement	closing	US$(`000)
GeoPark common shares history	Month	(millions)	(millions)	Closing
Shares outstanding at the end of 2023			55.3	55
Stock awards	Jan to Mar 2024	0.2	55.5	55
Repurchase of shares	Apr 2024	(4.5)	51.0	51
Stock awards	Apr to Dec 2024	0.2	51.2	51
Shares outstanding at the end of 2024			51.2	51
Stock awards	Jan to Dec 2025	0.5	51.7	52
Shares outstanding at the end of 2025			51.7	52

As of December 31, 2025, the Company held 11,348,762 (11,808,673 in 2024) common shares in treasury, which had been repurchased under the share buyback programs. Treasury shares are recorded as a deduction from equity and are not entitled to vote or receive dividends. Accordingly, the number of shares outstanding used for earnings-per-share calculations excludes treasury shares. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of treasury shares.

24.1.2 Stock Award Program and Other Share Based Payments

Non-Executive Directors Fees

During 2025, the Company issued 147,672 shares (121,694 in 2024 and 99,590 in 2023) to Non-Executive Directors in accordance with contracts as compensation, generating a share premium of US$ 1,114,000 (US$ 1,114,000 in 2024 and US$ 1,133,000 in 2023). The number of shares issued is determined considering the contractual compensation and the fair value of the shares for each relevant period.

Stock Award Program and Other Share Based Payments

In March 2025, 168,684 common shares (86,602 in 2024 and 246,110 in 2023) were issued as a result of the vesting of a tranche of the Long-Term Incentive program (“LTIP”) oriented to executive officers, generating a share premium of US$ 2,896,000 (US$ 2,039,000 in 2024 and US$ 1,505,000 in 2023).

During 2025, 143,555 common shares (80,652 in 2024 and 82,472 in 2023) were issued as part of other equity incentive plans vested during the year, generating a share premium of US$ 1,956,000 (US$ 3,003,000 in 2024 and US$ 281,000 in 2023).

24.1.3 Buyback Program

The Company have had recurring buyback programs to repurchase its own shares. The latest renewal took place on November 8, 2023, and established a program to repurchase up to 10% of the shares outstanding, or approximately 5,611,797 shares, until December 31, 2024. During 2025 and 2024, no common shares were repurchased under this program (3,073,588 for a total amount of US$ 31,239,000 in 2023). These transactions had no impact on the Group’s results. As of the date of these Consolidated Financial Statements, there is no buyback program in place.

On April 22, 2024, GeoPark acquired 4,369,181 of its common shares at a purchase price of US$ 10 per share, for a total cost of US$ 43,691,810, excluding fees and other expenses related to the tender offer.

24.2 Cash distributions

On November 6, 2019, the Company’s Board of Directors declared the initiation of quarterly cash distributions.

The following table summarizes the cash distributions for each of the years presented:

			Total amount
Date of declaration	Date of distribution	US$ per share	in US$ ‘000
March 8, 2023	March 31, 2023	0.1300	7,505
May 3, 2023	May 31, 2023	0.1300	7,378
August 9, 2023	September 7, 2023	0.1320	7,383
November 8, 2023	December 11, 2023	0.1340	7,449
Cash distributions for the year ended December 31, 2023			29,715
March 6, 2024	March 28, 2024	0.1360	7,520
May 15, 2024	June 14, 2024	0.1470	7,496
August 14, 2024	September 12, 2024	0.1470	7,506
November 6, 2024	December 6, 2024	0.1470	7,513
Cash distributions for the year ended December 31, 2024			30,035
March 5, 2025	March 31, 2025	0.1470	7,525
May 7, 2025	June 5, 2025	0.1470	7,559
August 5, 2025	September 4, 2025	0.1470	7,572
November 5, 2025	December 4, 2025	0.0300	1,547
Cash distributions for the year ended December 31, 2025			24,203

In October 2025, GeoPark announced that its Board of Directors approved a revised dividend program totaling approximately US$ 6,000,000 over the next four quarters, followed by a dividend suspension starting with the third quarter 2026 results.

During the year ended December 31, 2025, these distributions were deducted from Retained Earnings.

24.3 Other reserves

GeoPark applies hedge accounting for the derivative financial instruments entered to manage its exposure to oil price risk. Consequently, the Group’s derivatives are designated and qualify as cash flow hedges and, therefore, the effective portion of changes in the fair values of these derivative contracts along with the income tax relating to those results are recognized in Other Reserve within Equity. The amount accumulated in Other Reserves is reclassified to profit or loss as a reclassification adjustment in the same period or periods during which the hedged cash flows affect profit or loss. During 2025, a realized gain of US$ 13,794,000 on commodity risk management contracts and a realized loss of US$ 1,225,000 on energy cost risk management contracts were reclassified to the Consolidated Statement of Income.